REVENUE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
REVENUE
REVENUE

4.REVENUE

Disaggregation of revenue

The Company believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other factors. As described below in Note 10, the Company has two reportable segments, Travel Marketplace and SAAS Platform.

	Three Months Ended March 31,
	2022	2021
Revenue from Travel Marketplace	$37,361	$13,150
Revenue from SAAS Platform	292	344
	$37,653	$13,494

Contract balances

The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivable, contract assets and contract liabilities on the condensed consolidated balance sheets.

Contract assets include unbilled amounts resulting from contracts in which revenue is estimated and accrued based upon measurable performance targets defined at contract inception.

Contract liabilities, discussed below, are referenced as “deferred revenue” on the condensed consolidated balance sheets and disclosures. Cash received that are contingent upon the satisfaction of performance obligations are accounted for as deferred revenue. Deferred revenue primarily relates to advance received from GDS service provider for bookings of airline tickets in future.

The opening and closing balances of accounts receivable and deferred revenue are as follows:

	Accounts	Contract	Deferred
	Receivable	Asset	Revenue
Ending Balance as of December 31, 2021	10,178	3,935	(20,738)
Increase/(decrease), net	7,264	2,569	749
Ending Balance as of March 31, 2022	$17,442	$6,504	$(19,989)

As of December 31, 2021, the deferred revenue balance was $20,738, $1,466 of which was recognized as revenue during the three months ended March 31, 2022.

9.	REVENUE

Disaggregation of revenue

The Company believes that the disaggregation based on the reportable segments best depicts how the nature, amount, timing and uncertainty of our revenues and cash flows are affected by industry, market and other factors. As described above in Note 2, the Company has two reportable segments, Travel Marketplace and SAAS Platform.

	Year ended December 31,
	2021	2020
Revenue from Travel Marketplace	$92,038	$65,057
Revenue from SAAS Platform	1,156	739
	$93,194	$65,796

Contract balances

The timing of revenue recognition, billing, and cash collection results in the recognition of accounts receivables, contract assets and contract liabilities in the consolidated balance sheets.

Contract assets include unbilled amounts resulting from contracts in which revenue is estimated and accrued based upon measurable performance targets defined at contract inception.

Contract liabilities, discussed below, are referenced as “deferred revenue” on the consolidated balance sheets and related disclosures. Cash received that are contingent upon the satisfaction of performance obligations are accounted for as deferred revenue. Deferred revenue primarily relates to advance received from GDS service provider for bookings of airline tickets in future.

The opening and closing balances of accounts receivables and deferred revenue are as follows:

	Accounts Receivables	Contract Asset	Deferred Revenue
Ending Balance as of December 31, 2019	$15,664	$23,975	$(21,386)
Increase/(decrease), net	(10,309)	(19,555)	(2,018)
Ending Balance as of December 31, 2020	5,355	4,420	(23,404)
Increase/(decrease), net	4,823	(485)	2,666
Ending Balance as of December 31, 2021	$10,178	$3,935	$(20,738)

For the deferred revenue balance, during the year ended December 31, 2021 and 2020, the Company recognized revenue of $2,981 and $3,111 respectively.

During the year 2021, the Company amended contracts with certain GDS service providers. Pursuant to these amendments with one of the GDS service providers, the Company has recognized $894 related to agreed waiver of segment shortfall fees under ‘Other income’.

As of December 31, 2021, the Company has reclassified a liability with another GDS service provider of $1,111 related to the segment shortfall fee from ‘Accrued expenses’ to ‘Other long-term liabilities’, as the Company expects to fulfil the obligation subject to the amended contract terms and conditions.